SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 61.6	$ 64.1	$ 68.0
Income taxes, net of refunds	108.8	129.4	97.7
Capital expenditure accrued but not paid	$ 3.8	$ 11.5	$ 12.0
Summary Of Significant Accounting Policies
Maximum length of time hedged in cash flow hedge	36 months
Length of Fiscal Period	371 days	364 days	364 days
Customer concentration risk | Net sales | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage	13.00%
Customer concentration risk | Accounts receivable | Ten largest customers | Pressure-sensitive Materials
Summary Of Significant Accounting Policies
Concentration risk percentage	15.00%
Minimum
Summary Of Significant Accounting Policies
Software estimated useful lives	5 years
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	3 years
Maximum
Summary Of Significant Accounting Policies
Software estimated useful lives	10 years
Maximum | Customer concentration risk | Net sales
Summary Of Significant Accounting Policies
Concentration risk percentage	10.00%	10.00%
Maximum | Customer concentration risk | Accounts receivable
Summary Of Significant Accounting Policies
Concentration risk percentage	10.00%	10.00%
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	15 years